Note 1 - The Company and Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Level 1
Assets
Asset	$ 0	$ 0
Liabilities
Warrant liability	0	0
Accrued expense		0
Level 2
Assets
Asset	0	0
Liabilities
Warrant liability	492,000	44,531,000
Accrued expense		4,326,000
Level 3
Assets
Asset	0	0
Liabilities
Warrant liability	$ 0	0
Accrued expense		$ 0